CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Feb. 28, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2018 $ / shares
Accounts payable	¥ 60,376			¥ 53,465
Salary and welfare payables	36,046			52,204
Taxes payable	5,940			10,874
Deferred revenue	23,428			24,575
Amounts due to inter-company entities	261			312
Accrued liabilities and other payables	25,152			27,606
Short-term bank loan	9,950		¥ 9,950	9,950
Operating lease liabilities	8,953			31,293
Operating lease liabilities	26,826			15,093
Other non-current liabilities	¥ 174			¥ 615
Shareholders' equity
Ordinary shares, par value (in US dollar per share) | $ / shares		$ 0.0001			$ 0.0001	$ 0.0001
Treasury stock (in shares) | shares	13,419,936			14,094,018
Class A ordinary shares
Shareholders' equity
Ordinary shares, par value (in US dollar per share) | $ / shares		0.0001			0.0001
Ordinary shares, shares authorized (in shares) | shares	4,903,917,300			4,903,917,300
Ordinary shares, shares issued (in shares) | shares	907,346,745			907,346,745
Ordinary shares, shares outstanding (in shares) | shares	896,488,277			895,814,195
Class B ordinary shares
Shareholders' equity
Ordinary shares, par value (in US dollar per share) | $ / shares		$ 0.0001			$ 0.0001
Ordinary shares, shares authorized (in shares) | shares	96,082,700			96,082,700
Ordinary shares, shares issued (in shares) | shares	96,082,700			96,082,700
Ordinary shares, shares outstanding (in shares) | shares	96,082,700			96,082,700
VIEs
Accounts payable	¥ 60,376			¥ 53,465
Salary and welfare payables	25,605			33,998
Taxes payable	2,841			6,844
Deferred revenue	23,428			24,575
Amounts due to inter-company entities	260			310
Accrued liabilities and other payables	20,634			23,185
Short-term bank loan	9,950			9,950
Operating lease liabilities	8,953			31,293
Operating lease liabilities	26,826			15,093
Other non-current liabilities	¥ 174			¥ 615